                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES OF
FREEDOM CALIFORNIA TAX EXEMPT MONEY FUND
(A SERIES OF FREEDOM GROUP OF TAX EXEMPT FUNDS)

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Freedom California Tax Exempt Money Fund (the "Fund") at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management, our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

     As described in Note 4, it is expected that the Board of Trustees will vote on or about March 28, 2002 to approve the termination of the Freedom Group of Tax Exempt Funds.

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
February 27, 2002

                    FREEDOM CALIFORNIA TAX EXEMPT MONEY FUND

                      INVESTMENTS AS OF DECEMBER 31, 2001

PRINCIPAL
  AMOUNT              DESCRIPTION               VALUE
  ------              -----------               -----
MUNICIPAL SECURITIES -- 98.5%
$1,300,000   Alameda County IDA (Bank of
               America LOC) 1.40% 1-03-02..  $  1,300,000
 4,000,000   Anaheim (AMBAC/ABN AMRO) 1.35%
               1-02-02.....................     4,000,000
 1,515,000   California Educational
               Facilities Authority 1.30%
               1-02-02.....................     1,515,000
 6,500,000   California RANS 3.25%
               6-28-02.....................     6,534,068
 2,500,000   California HFA (MBIA/Morgan
               Guaranty Trust) 1.45% 1-02-
               02..........................     2,500,000
 1,800,000   California PCFA 3.00%
               5-15-02.....................     1,800,000
 3,700,000   California School Facilities
               Financing Corp (KBC Bank
               LOC) 1.40% 1-03-02..........     3,700,000
 2,000,000   Carlsbad Multi-Family Mortgage
               Bonds (Bank of America LOC)
               1.45% 1-02-02...............     2,000,000
 3,300,000   Carlsbad USD (FSA/First Union
               National Bank) 1.50%
               1-03-02.....................     3,300,000
 5,000,000   Contra Costa County 3.00% 10-
               04-02.......................     5,020,998
 3,000,000   Dublin/San Ramon Services
               District (MBIA/Morgan
               Guaranty Trust) 1.40% 1-03-
               02..........................     3,000,000
 2,790,000   Eastern Municipal Water
               District of CA (FGIC/Chase
               Manhattan Bank) 1.40% 1-
               03-02.......................     2,790,000
 4,000,000   Elsinore Valley MWD (FGIC/
               FGIC-SPI) 1.40% 1-02-02.....     4,000,000
 5,700,000   Fremont MFHA (KBC Bank LOC)
               1.40% 1-03-02...............     5,700,000
 1,095,000   Fresno Housing Authority
               (FNMA) 1.35% 1-31-02........     1,095,000
 1,500,000   Fresno TRANS 3.25% 6-28-02....     1,504,415

PRINCIPAL
  AMOUNT              DESCRIPTION               VALUE
  ------              -----------               -----
$3,000,000   Guam Power Authority
               (AMBAC/KBC Bank) 1.20%
               2-03-02.....................  $  3,000,000
 2,530,000   Irvine Assessment District
               Improvement Bonds
               (Bayerische Hypo-und
               Vereinsbank LOC) 1.70% 1-
               02-02.......................     2,530,000
 2,000,000   Irvine Assessment District
               Improvement Bonds (Canadian
               Imperial Bank of Commerce
               LOC) 1.70% 1-02-02..........     2,000,000
 1,750,000   Irvine Assessment District
               Improvement Bonds (Societe
               Generale LOC) 1.70% 1-02-
               02..........................     1,750,000
 1,800,000   Irvine Ranch Water District
               Revenue Bonds (Bank of
               America LOC) 1.65% 1-02-02..     1,800,000
 1,000,000   Long Beach Bond Finance
               Authority (Banc One LOC)
               1.40% 1-03-02...............     1,000,000
 1,180,000   Los Angeles County IDA
               (Northern Trust Company LOC)
               1.42% 1-02-02...............     1,180,000
 6,460,000   Los Angeles County MTA
               (MBIA/Dexia France) 1.40%
               1-03-02.....................     6,460,000
 7,075,000   Los Angeles County Pension
               (AMBAC/Landesbank Hessen
               Thuringen) 1.35% 1-02-02....     7,075,000
 5,000,000   Los Angeles County TRANS 3.75%
               6-28-02.....................     5,027,454
 1,000,000   Los Angeles County
               Transportation Commission
               (FGIC/Bayerische Landesbank)
               1.35% 1-02-02...............     1,000,000
 1,500,000   Los Angeles DWAP (Bayerische
               Landesbank/Bank of
               America/Dexia/ Morgan
               Guaranty Trust/Westdeutsche
               Landesbank LOC's) 1.25% 2-
               11-02.......................     1,500,000

                       See Notes to Financial Statements.

                    FREEDOM CALIFORNIA TAX EXEMPT MONEY FUND

PRINCIPAL
  AMOUNT              DESCRIPTION               VALUE
  ------              -----------               -----
MUNICIPAL SECURITIES -- (CONTINUED)
$1,400,000   Los Angeles MFHA (Bank of
               America LOC) 1.40% 1-03-02
               ............................  $  1,400,000
 3,000,000   Los Angeles USD 4.00% 7-23-
               02..........................     3,023,240
 1,085,000   Los Angeles USD (FSA) 4.00%
               4-01-02.....................     1,087,927
 3,800,000   MWD of Southern California
               (Bank of America LOC) 1.30%
               1-03-02.....................     3,800,000
 8,900,000   MWD of Southern California
               (Westdeutsche Landesbank
               LOC) 1.35% 1-02-02..........     8,900,000
 7,800,000   Oakland Joint Powers Financing
               Authority (FSA/ Commerzbank)
               1.55% 1-03-02...............     7,800,000
 2,000,000   Orange County Housing
               Authority (FNMA) 1.35% 1-
               03-02.......................     2,000,000
 4,300,000   Orange County Sanitation
               District (Dexia LOC) 1.70%
               1-02-02.....................     4,300,000
 2,000,000   Port of Oakland (Commerzbank/
               Bank of Nova Scotia LOC's)
               1.50% 1-08-02...............     2,000,000
 4,600,000   Port of Oakland (Commerzebank/
               Bank of Nova Scotia LOC's)
               1.50% 1-23-02...............     4,600,000
 3,000,000   Puerto Rico Government
               Development Bank 1.25% 1-
               29-02.......................     3,000,000
 2,750,000   Riverside County MFHA (FNMA)
               1.40% 1-03-02...............     2,750,000
 5,000,000   Riverside County (Westdeutsche
               Landesbank LOC) 1.25%
               2-07-02.....................     5,000,000
 3,000,000   Sacramento County Municipal
               Utility District (Bayerische
               Landesbank/Morgan Guaranty
               Trust/Westdeutche Landesbank
               LOC's) 1.50% 1-10-02........     3,000,000

PRINCIPAL
  AMOUNT              DESCRIPTION               VALUE
  ------              -----------               -----
$2,500,000   Sacramento County Municipal
               Utility District (Bayerische
               Landesbank/Morgan Guaranty
               Trust/Westdeutche Landesbank
               LOC's) 1.50% 1-18-02........  $  2,500,000
 6,900,000   San Bernardino County
               Certificates of
               Participation (Commerzbank
               LOC) 1.45% 1-02-02..........     6,900,000
 2,000,000   San Bernadino USD (FSA/First
               Union) 1.50% 1-03-02........     2,000,000
 1,500,000   San Diego Unified Port
               District (Canadian Imperial
               Bank of Commerce/Calsters
               LOC's) 1.35% 1-28-02........     1,500,000
 1,350,000   San Dimas Redevelopment Agency
               (Morgan Guaranty LOC) 1.40%
               1-03-02.....................     1,350,000
 2,635,000   San Francisco County Airport
               (Societe Generale LOC) 1.10%
               1-15-02.....................     2,635,000
 3,000,000   San Francisco Redevelopment
               Agency MFHA (Bank One-AZ
               LOC) 1.34% 1-02-02..........     3,000,000
 5,800,000   San Francisco Redevelopment
               Agency MFHA (Credit Suisse
               LOC) 1.48% 1-02-02..........     5,800,000
 1,200,000   San Leandro HFA (Bank of
               America LOC) 1.40% 1-03-02..     1,200,000
 3,905,000   Santa Clara Electric Revenue
               Bonds (AMBAC/FNB Chicago)
               1.40% 1-03-02...............     3,905,000
 2,100,000   Southern California Public
               Power Authority (AMBAC/
               Morgan Guaranty Trust) 1.35%
               1-02-02.....................     2,100,000
 3,000,000   South Placer Wastewater
               Authority (FGIC/FGIC-SPI)
               1.35% 1-03-02...............     3,000,000

                       See Notes to Financial Statements.

                    FREEDOM CALIFORNIA TAX EXEMPT MONEY FUND

PRINCIPAL
  AMOUNT              DESCRIPTION               VALUE
  ------              -----------               -----
MUNICIPAL SECURITIES -- (CONTINUED)
$4,000,000   Union City MFHA (FNMA) 1.60%
               1-03-02.....................  $  4,000,000
 1,585,000   Vallejo MFHA (FNMA) 1.40%
               1-02-02.....................     1,585,000
 3,925,000   West Basin Municipal Water
               District (Bayerische
               Landesbank LOC) 1.30% 1-
               02-02.......................     3,925,000
 2,900,000   West Basin Municipal Water
               District (Bayerische
               Landesbank LOC) 1.35% 1-
               02-02.......................     2,900,000
                                             ------------
TOTAL INVESTMENTS -- 98.5%.................   185,043,102(a)
Other Assets & Liabilities, Net -- 1.5%....     2,896,785
                                             ------------
TOTAL NET ASSETS -- 100.0%.................   187,939,887
                                             ============

Legend:
DWAP -- Department of Water & Power
HFA -- Housing Finance Authority
IDA -- Industrial Development Authority
LOC -- Letter of Credit
MFHA -- Multifamily Housing Authority
MTA -- Metropolitan Transit Authority
MWD -- Metropolitan Water District
PCFA -- Pollution Control Finance Authority
RANS -- Revenue Anticipation Notes
TRANS -- Tax and Revenue Anticipation Notes
USD -- Unified School District

Insurance Abbreviations:
AMBAC -- American Municipal Bond Assurance Corporation
FNMA -- Federal National Mortgage Association
FGIC -- Financial Guaranty Insurance Corporation
FGIC-SPI -- Financial Guaranty Insurance Corporation-Securities Purchased Inc. FSA -- Financial Security Assurance Inc.
MBIA -- Municipal Bond Investors Assurance

Maturity dates for many bonds and notes represent the next scheduled date at which the interest rate may be adjusted or a "demand" or "put" feature may be exercised.

------------
(a) Cost for tax purposes is the same.

                       See Notes to Financial Statements.

FREEDOM CALIFORNIA TAX EXEMPT MONEY FUND
      STATEMENT OF ASSETS AND LIABILITIES
               DECEMBER 31, 2001

ASSETS
   Investments, at amortized cost...........................    $185,043,102
   Cash.....................................................          95,415
   Receivable for Fund shares sold..........................       2,785,739
   Interest receivable......................................         559,401
   Prepaid expenses.........................................           3,153
                                                                ------------
   TOTAL ASSETS.............................................     188,486,810
                                                                ------------
LIABILITIES
   Payable for Fund shares redeemed.........................         378,350
   Dividends payable........................................           5,349
   Accrued expenses:
       Investment adviser's fee.............................          82,074
       Transfer agent and shareholder servicing fee.........           2,856
       Other................................................          78,294
                                                                ------------
   TOTAL LIABILITIES........................................         546,923
                                                                ------------
NET ASSETS..................................................    $187,939,887
                                                                ============
NET ASSETS CONSIST OF:
   Capital paid in..........................................    $187,940,466
   Accumulated net realized loss............................            (579)
                                                                ------------
                                                                $187,939,887
                                                                ============
SHARES ISSUED AND OUTSTANDING
 (UNLIMITED SHARES AUTHORIZED)..............................     187,937,679
                                                                ------------
NET ASSET VALUE PER SHARE...................................    $       1.00
                                                                ============

                       See Notes to Financial Statements.

FREEDOM CALIFORNIA TAX EXEMPT MONEY FUND
            STATEMENT OF OPERATIONS
         YEAR ENDED DECEMBER 31, 2001

INTEREST INCOME.............................................    $4,473,635
                                                                ----------
EXPENSES
   Investment adviser's fee.................................       940,275
   Transfer agent & shareholder services....................        50,065
   Custodian................................................        61,224
   Compensation of Trustees.................................         9,890
   Audit....................................................        27,245
   Legal....................................................        11,100
   Printing, postage and stationery.........................        11,440
   Membership dues..........................................         3,051
   Registration expense.....................................        19,910
   Insurance expense........................................         2,963
   Miscellaneous expense....................................         1,455
                                                                ----------
   TOTAL EXPENSES BEFORE WAIVER.............................     1,138,618
   LESS: FEES WAIVED BY ADVISER.............................       (40,762)
                                                                ----------
   TOTAL EXPENSES...........................................     1,097,856
                                                                ----------
   LESS: EXPENSE REDUCTIONS.................................        (2,714)
                                                                ----------
NET EXPENSES................................................     1,095,142
                                                                ----------
NET INVESTMENT INCOME.......................................     3,378,493
                                                                ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $3,378,493
                                                                ==========

                       See Notes to Financial Statements.

FREEDOM CALIFORNIA TAX EXEMPT MONEY FUND
      STATEMENTS OF CHANGES IN NET ASSETS

                                                                   YEAR ENDED           YEAR ENDED
                                                                DECEMBER 31, 2001    DECEMBER 31, 2000
                                                                -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income....................................      $   3,378,493        $   4,989,280
                                                                  -------------        -------------
   Net increase in net assets resulting from operations.....          3,378,493            4,989,280
                                                                  -------------        -------------
DIVIDENDS TO SHAREHOLDERS...................................         (3,378,493)          (4,989,280)
                                                                  -------------        -------------
                                                                             --                   --
                                                                  -------------        -------------
CAPITAL SHARE TRANSACTIONS:
(At Net Asset Value of $1 per share)
   Proceeds from sale of shares.............................        572,172,777          599,604,799
   Net asset value of shares issued to shareholders in
     reinvestment of dividends..............................          3,344,719            4,833,760
   Cost of shares redeemed..................................       (580,992,724)        (556,938,789)
                                                                  -------------        -------------
       Net increase (decrease) from capital share
        transactions........................................         (5,475,228)          47,499,770
                                                                  -------------        -------------
   Net increase (decrease) in net assets....................         (5,475,228)          47,499,770
NET ASSETS:
   Beginning of period......................................        193,415,115          145,915,345
                                                                  -------------        -------------
   End of period............................................      $ 187,939,887        $ 193,415,115
                                                                  =============        =============

                       See Notes to Financial Statements.

                    FREEDOM CALIFORNIA TAX EXEMPT MONEY FUND
                (A SERIES OF FREEDOM GROUP OF TAX EXEMPT FUNDS)

                         NOTES TO FINANCIAL STATEMENTS

     NOTE 1. ACCOUNTING POLICIES. Freedom Group of Tax Exempt Funds (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management company. The Agreement and Declaration of Trust permits the issuance of an unlimited number of shares of beneficial interest in separate series, with shares of each series representing interests in a separate portfolio of assets and operating as a separate distinct fund. The Trust consists of two series: the Freedom California Tax Exempt Money Fund (the "Fund") and the Freedom Tax Exempt Money Fund. The financial statements of the Freedom Tax Exempt Money Fund are included in a separate annual report for that Fund.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Security Valuation and Transactions. The Fund values its portfolio securities utilizing the amortized cost valuation method. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Investment securities transactions are accounted for on the date the securities are purchased or sold.

     The Fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place more than a week after the date of the transaction. The price that will be paid for the underlying securities is fixed at the time the transaction is negotiated.

     Expenses. The majority of the expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable as belonging to a specific fund are allocated in such a manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     Trustees' fees of $6,000 per Trust, per year, plus $250 per meeting of the Board of Trustees and $350 per meeting of any committee thereof, are paid by the Trust to each Trustee who is not an interested person of the Trust. No remuneration is paid by the Trust to any Trustee or officer of the Trust who is affiliated with Freedom Capital Management Corporation, the Trust's advisor.

     The Trust has entered into an Errors and Ommissions/Director's and Officer's insurance agreement with ICI Mutual Insurance Company, under which the Trust pays both an annual insurance premium and a one-time reserve premium, and is committed to provide additional funds of up to 300% of its initial annual premium if and when called upon.

                    FREEDOM CALIFORNIA TAX EXEMPT MONEY FUND
                (A SERIES OF FREEDOM GROUP OF TAX EXEMPT FUNDS)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     The Fund has an agreement with the custodian bank under which $2,714 of custodian fees have been reduced by balance credits applied during the year ended December 31, 2001. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

     Federal Income Tax. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. It is also the intention of the Fund to make sufficient distributions to shareholders to avoid imposition of excise tax on undistributed amounts under the Internal Revenue Code. Therefore, no federal income or excise tax provision is required. The tax character of distributions paid during the year ended December 31, 2001 was tax-exempt income.

     As of December 31, 2001 the Fund had a $579 capital loss carryforward which will expire on December 31, 2002.

     Interest Income and Dividends to Shareholders. Interest income is accrued as earned. Dividends to shareholders are declared daily from net investment income, which consists of interest accrued or discount earned (including original issue and market discount) less amortization of premium and the estimated expenses of the Fund applicable to the dividend period.

     Other. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations. The Fund may focus its investments in certain industries. As a result, the Fund may be subject to a greater risk than a fund that is more fully diversified in various industries.

     NOTE 2. INVESTMENT ADVISOR AND OTHER RELATED PARTY TRANSACTIONS. Effective October 31, 2001, Freedom Capital Management Corporation ("FCMC"), investment adviser to the Fund, became an indirect wholly-owned subsidiary of Royal Bank of Canada ("RBC") as a result of the merger of Tucker Anthony Sutro with an indirect subsidiary of RBC. FCMC is an affiliate of Sutro & Co., Inc. ("Sutro"), Tucker Anthony Incorporated ("Tucker Anthony") and Freedom Services Corp. All are wholly owned subsidiaries of Royal Bank of Canada Dain Rauscher (formerly wholly owned subsidiaries of Tucker Anthony Sutro).

     FCMC furnishes the Fund with administration and other services and office facilities in Boston. For these services and facilities, the Fund pays a monthly fee, based upon the average daily net asset value of the Fund, at the annual rate of one half of one percent (.50%) on the first $500 million of average daily net assets and forty-five hundredths of one percent (.45%) for average daily net assets in excess of that amount. The Fund itself pays no salaries or compensation to any of its officers.

     FCMC may voluntarily waive part or all of its management fee for a period under the terms of the advisory agreement. Such waivers were provided to the Fund for the year ended December 31, 2001

                    FREEDOM CALIFORNIA TAX EXEMPT MONEY FUND
                (A SERIES OF FREEDOM GROUP OF TAX EXEMPT FUNDS)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

and may be discontinued at any time. The impact of the fee waiver was to decrease the effective management fee rate by .02% of average net assets.

     Sutro and Tucker Anthony act as distributors of the Fund's shares and receive no compensation for such services. As transfer agent, Freedom Services Corporation received reimbursements of $50,065 for maintaining and servicing shareholder accounts for the year ended December 31, 2001.

     NOTE 3.  PURCHASES AND SALES.

     Purchases and sales (including maturities) of investments for the year ended December 31, 2001 were as follows:

Purchases of investments.............................  $494,416,901
Sales of investments.................................  $499,441,800

     NOTE 4.  SUBSEQUENT EVENT

     Tucker Anthony and Sutro, the sole record holders of all of the outstanding shares of the Fund, have notified their brokerage customers of their intention to replace the Fund as a cash sweep vehicle for customer brokerage accounts with Cash Trust Series 2 shares in the Federated California Municipal Cash Trust (the "Federated Fund"). Federated Investment Management Company is the investment adviser to the Federated Fund. Tucker Anthony and Sutro, intend to redeem all of the outstanding shares of the Fund and immediately thereafter purchase shares of the Federated Fund. It is expected that the portfolio securities of the Fund will be sold on or about March 8, 2002. It is also expected that the Board of Trustees will vote on or about March 28, 2002 to deregister the Trust as an investment company under the 1940 Act and terminate the Trust under Massachusetts law.

                    FREEDOM CALIFORNIA TAX EXEMPT MONEY FUND
                (A SERIES OF FREEDOM GROUP OF TAX EXEMPT FUNDS)

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     NOTE 5.  TRUSTEES AND OFFICERS -- (UNAUDITED)

                                                                                 LENGTH
                                                         POSITION     TERM OF   OF TIME           PRINCIPAL OCCUPATION
        NAME                   ADDRESS           AGE    WITH FUND     OFFICE     SERVED         FOR THE LAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------
*Dexter A. Dodge      One Beacon Street          67   Chairman of       N/A    Since 1992  Chief Executive Officer and
                      Boston, MA 02108                the Board                            Director of the Adviser
-----------------------------------------------------------------------------------------------------------------------------
Richard A. Farrell    50 Beacon Street,          67   Trustee           N/A    Since 1982  President - Farrell, Healer & Co.,
                      Marblehead, MA 01945                                                 a venture capital management firm
Ernest T. Kendall     P.O. Box 7                 69   Trustee           N/A    Since 1993  President - Commonwealth Research
                      Brookline, MA 02446                                                  Group, Inc., an economic
                                                                                           consulting firm
Richard B. Osterberg  84 State Street            57   Trustee           N/A    Since 1993  Member of the Law Firm Weston,
                      Boston, MA 02109                                                     Patrick, Willard & Redding
William H. Darling    1 State Street Suite 400   52   Trustee           N/A    Since 1997  President, W.H. Darling & Co.,
                      Boston, MA 02109                                                     Inc., managing corporate general
                                                                                           partner to a coal land lessor,
                                                                                           since 1994. Partner of Sagamore
                                                                                           Partners, which provides Trust
                                                                                           services, since 1993. CPA since
                                                                                           1982.
John R. Haack         311 Commonwealth Ave. #81  60   Trustee           N/A    Since 1997  Superintendent, Sheriff's
                      Boston, MA 02115                                                     Department, Suffolk County
Laurence R. Veator,   8 Cove Way, Rust Island    68   Trustee           N/A    Since 1997  Retired
 Jr.                  Gloucester, MA 01930
Paul F. Marandett     One Beacon Street          59   President         N/A    Since 2000  Exec. V.P. of the Adviser since
                      Boston, MA 02108                                                     2000 Senior V.P. of the Adviser
                                                                                           since 1996.
Darlene F. Rego       One Beacon Street          38   Treasurer         N/A    Since 1992  V.P. of the Adviser since 1995.
                      Boston, MA 02108
Mary Jeanne Currie    One Beacon Street,         53   Vice President    N/A    Sine 1982   Senior V.P. of the Adviser since
                      Boston, MA 02108                                                     1998. V.P. of the Adviser since
                                                                                           1983.
Maureen M. Renzi      One Beacon Street          38   Secretary         N/A    Since 2000  V.P. of the Adviser since 1996.
                      Boston, MA 02108

     The Funds Statement of Additional Information provides additional information about Fund Directors, and is available without charge, upon request to shareholders who call the following toll-free number (800)-453-8206.

* "Interested Person" of the Trust as defined in the Investment Company Act of 1940 because of his positions with the Adviser. Each Trustee oversees 4 portfolios in the Fund complex. The only applicable other directorships outside the Fund complex are the John Hancock Funds, for which Mr. Farrell oversees 38 portfolios.

                    FREEDOM CALIFORNIA TAX EXEMPT MONEY FUND

FINANCIAL HIGHLIGHTS

                                                                                                           RATIO OF
                              NET ASSET                DIVIDENDS    NET ASSET              NET ASSETS      EXPENSES
                                VALUE        NET        FROM NET      VALUE                  END OF       TO AVERAGE
                              BEGINNING   INVESTMENT   INVESTMENT    END OF      TOTAL        YEAR           DAILY
         YEAR ENDED            OF YEAR    INCOME(A)      INCOME       YEAR      RETURN**   (THOUSANDS)   NET ASSETS(A)
         ----------           ---------   ----------   ----------   ---------   --------   -----------   -------------
December 31, 2001...........    $1.00      $0.0181      $(0.0181)     $1.00       1.82%     $187,940         0.58%(b)
December 31, 2000...........     1.00       0.0296       (0.0296)      1.00       2.97%      193,415         0.56%(b)
December 31, 1999...........     1.00       0.0240       (0.0240)      1.00       2.42%      145,915         0.58%(b)
December 31, 1998...........     1.00       0.0260       (0.0260)      1.00       2.64%      123,805         0.55%(b)
December 31, 1997...........     1.00       0.0297       (0.0297)      1.00       3.02%      114,729         0.55%(b)

                              RATIO OF NET
                               INVESTMENT
                                INCOME TO
                              AVERAGE DAILY
         YEAR ENDED            NET ASSETS
         ----------           -------------
December 31, 2001...........      1.80%(c)
December 31, 2000...........      2.95%(c)
December 31, 1999...........      2.38%(c)
December 31, 1998...........      2.58%(c)
December 31, 1997...........      2.94%(c)

------------

(a) Net of fees waived by the Adviser which amounted to $.0002, $.0006, $.0006, $.0007 and $.0010, per share, respectively.
(b) Ratio of expenses to average daily net assets after expense credits was 0.58%, 0.55%, 0.56%, 0.53% and 0.52% for the years ended December 31, 2001, December 31, 2000, December
     31, 1999, December 31, 1998 and December 31, 1997,
     respectively.
(c) Ratio of net investment income to average daily net assets after expense credits was 1.80%, 2.96%, 2.40%, 2.60% and 2.97% for the years ended December 31, 2001, December 31,
     2000, December 31, 1999, December 31, 1998 and December 31,
     1997, respectively.
** Total return would have been lower had the Adviser not waived fees and had the custodian not allowed credits.

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

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

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

                         NO SALES OR REDEMPTION CHARGES

                                  DISTRIBUTOR

                            Sutro & Co. Incorporated
                             201 California Street
                        San Francisco, California 94111

                              Telephone Toll Free
                                  800-453-8206

                               INVESTMENT ADVISER

                     Freedom Capital Management Corporation
                               One Beacon Street
                        Boston, Massachusetts 02108-3105

                            TRANSFER AND SHAREHOLDER
                                 SERVICES AGENT

                          Freedom Services Corporation
                               15 Exchange Place
                             Jersey City, NJ 07302

                              Telephone Toll Free
                                  800-453-8206

                               [FLAG LOGO]FREEDOM
                             FAMILY OF MUTUAL FUNDS

                [FREEDOM CALIFORNIA TAX EXEMPT MONEY FUND LOGO]
                                 ANNUAL REPORT
                               DECEMBER 31, 2001